Trade and Other Receivables	6 Months Ended
Dec. 31, 2025
Trade and Other Receivables [Abstract]
Trade and Other Receivables
7.	Trade and other receivables

	June 30, 2025	December 31, 2025	December 31, 2025
	RM	RM	US$
Trade receivables - third parties	6,274,545	6,261,073	1,543,657
Less: Allowance for expected credit losses of trade receivables – third parties	(141,849)	(173,980)	(42,895)
	6,132,696	6,087,093	1,500,762

Deposits	194,501	194,501	47,954
Prepayments	4,594,892	2,992,340	737,756
Advance to suppliers	295,672	433,617	106,908
Sundry receivables	1,970	5,539	1,366
	11,219,731	9,713,090	2,394,746

Trade receivables are unsecured, non-interest bearing and are generally on 30 to 120 days’ (June 2025: 30 to 120 days’) credit terms.

Prepayments mainly comprise professional fees paid in advance for business development and marketing activities. These costs will be amortised over the expected benefit period of one to two years, in line with the Company’s policy to match expenses with the period in which the related economic benefits are expected to be realised.

The movement in allowance for expected credit losses of trade receivables – third parties computed based on lifetime ECL was as follows:

	June 30, 2025	December 31, 2025	December 31, 2025
	RM	RM	US$
At beginning and end of financial year/period	243,021	141,849	34,973
(Reversal of)/Allowance for expected credit loss on trade receivables	(101,172)	32,131	7,922
At end of financial year or period	141,849	173,980	42,895